Convertible Loans (Tables)	12 Months Ended
Dec. 31, 2020
Third Party Appraiser [Member]
Schedule of data and assumptions used as of the balance sheet date
	December 31, 2020	March 10, 2020
Common stock price	0.25	0.374
Expected volatility	34.89%	37%
Expected term	2.19 years	3 years
Risk free rate	0.17%	0.58%
Forfeiture rate	0%	0%
Expected dividend yield	0%	0%

Third Party Appraiser One [Member]
Schedule of data and assumptions used as of the balance sheet date
	December 31, 2020	March 10, 2020
Common stock price	0.25	0.374
Expected volatility	34.89%	37%
Expected term	1.19 years	1 year
Risk free rate	0.36%	0.43%
Forfeiture rate	0%	0%
Expected dividend yield	0%	0%